[graphic omitted]

                                   SEMI-ANNUAL
                                     REPORT

                           THE HANCOCK HORIZON FUNDS:

                                  July 31, 2000

                                   (UNAUDITED)

                                 The Arbor Fund

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            [Hancock Horizon Funds logo omitted]
                                                       JULY 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------
                                             FACE AMOUNT   VALUE
DESCRIPTION                                     (000)      (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 25.6%
   U.S. Treasury Bill
     5.873%, 08/03/00                        $ 60,000   $ 59,980
--------------------------------------------------------------------------------
   TOTAL U.S. TREASURY OBLIGATION
     (COST $59,980)                                       59,980
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 74.9%
   Barclays Capital
     6.520%, dated 07/31/00, matures
     08/01/00, repurchase price $10,307,192
     (collateralized by U.S. Treasury Note,
     total market value: $10,512,343) (A)      10,305     10,305
   Deutsche Bank
     6.500%, dated 07/31/00, matures
     08/01/00, repurchase price $10,346,482
     (collateralized by U.S. Treasury Note,
     total market value: $10,551,600) (A)      10,345     10,345
   Greenwich Capital
     6.500%, dated 07/31/00, matures
     08/01/00, repurchase price $10,425,470
     (collateralized by U.S. Treasury Note,
     total market value: $10,633,423) (A)      10,424     10,424
   JP Morgan
     6.500%, dated 07/31/00, matures
     08/01/00, repurchase price $113,335,160
     (collateralized by U.S. Treasury Bond,
     total market value: $115,581,808) (A)    113,315    113,315
   Lehman Brothers
     6.480%, dated 07/31/00, matures
     08/01/00, repurchase price $10,306,774
     (collateralized by U.S. Treasury Notes,
     total market value: $10,512,479) (A)      10,305     10,305
   Merrill Lynch
     6.450%, dated 07/31/00, matures
     08/01/00, repurchase price $10,324,005
     (collateralized by U.S. Treasury
     Obligations, total market value:
     $10,532,393) (A)                          10,322     10,322
   Morgan Stanley Dean Witter
     6.480%, dated 07/31/00, matures
     08/01/00, repurchase price $10,343,856
     (collateralized by U.S. Treasury Note,
     total market value: $10,555,227) (A)      10,342     10,342
--------------------------------------------------------------------------------
     TOTAL REPURCHASE AGREEMENTS (COST $175,358)         175,358
--------------------------------------------------------------------------------
     TOTAL INVESTMENTS -- 100.5%  (COST $235,338)        235,338
--------------------------------------------------------------------------------
   OTHER ASSETS AND LIABILITIES, NET -- (0.5)%
         Other Assets and Liabilities, Net                (1,163)
--------------------------------------------------------------------------------
                                                           VALUE
DESCRIPTION                                                (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund shares of Trust Class Shares (unlimited
  authorization -- no par value) based on
  193,373,874 outstanding shares of
  beneficial interest                                   $193,374
Fund shares of Institutional Sweep Class Shares
   (unlimited authorization -- no par value) based
   on 40,799,542 outstanding shares of beneficial
   interest                                               40,800
Fund shares of Class A Shares (unlimited
   authorization -- no par value) based on 1,100
   outstanding shares of beneficial interest                   1
--------------------------------------------------------------------------------
   TOTAL NET ASSETS -- 100.0%                           $234,175
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- TRUST CLASS SHARES                   $1.00
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL SWEEP CLASS SHARES     $1.00
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- CLASS A SHARES                        $1.00
--------------------------------------------------------------------------------

(A) Tri-party repurchase agreement.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STRATEGIC INCOME BOND FUND
--------------------------------------------------------------------------------
                                   FACE AMOUNT  VALUE
DESCRIPTION                           (000)     (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 31.1%
   U.S. Treasury Bills
     6.247%, 02/01/01               $1,100   $  1,066
     6.188%, 01/25/01                2,000      1,940
     6.126%, 11/02/00                1,000        984
   U.S. Treasury Bonds
     6.500%, 11/15/26                  500        530
     6.375%, 04/30/02                1,000      1,000
     6.250%, 08/15/23                1,400      1,429
   U.S. Treasury Notes
     7.500%, 11/15/01                  900        912
     7.500%, 02/15/05                1,350      1,415
     6.625%, 05/15/07                  550        563
     6.250%, 02/15/03                1,350      1,347
     6.000%, 08/15/09                  650        646
     5.875%, 11/15/04                  500        493
     5.750%, 11/30/02                  200        197
--------------------------------------------------------------------------------
   TOTAL U.S. TREASURY OBLIGATIONS
     (COST $12,404)                            12,522
--------------------------------------------------------------------------------
   CORPORATE BONDS -- 15.1%
--------------------------------------------------------------------------------
   Banks -- 3.7%
     Bank of America
       7.000%, 05/15/03                500        495
     First Union National Bank
       7.875%, 02/15/10                500        492
     SunTrust Bank
       7.750%, 05/01/10                500        499
--------------------------------------------------------------------------------
   TOTAL BANKS                                  1,486
--------------------------------------------------------------------------------
   Chemicals -- 0.5%
     E.I. DuPont de Nemours
       6.750%, 10/15/04                200        198
--------------------------------------------------------------------------------
   TOTAL CHEMICALS                                198
--------------------------------------------------------------------------------
   Financial Services -- 5.7%
     DaimlerChrysler National Holding
       7.750%, 05/27/03                600        605
     General Motors Acceptance
       6.625%, 10/01/02                200        198
     IBM Credit
       6.640%, 10/29/01                200        199
     Morgan Stanley Dean Witter
       7.125%, 01/15/03                500        498
--------------------------------------------------------------------------------
                                   FACE AMOUNT   VALUE
DESCRIPTION                           (000)      (000)
--------------------------------------------------------------------------------
     Norwest Financial
       6.375%, 09/15/02               $600     $  591
     Wells Fargo
       6.125%, 10/15/00                200        200
--------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                     2,291
--------------------------------------------------------------------------------
   Food, Beverage & Tobacco -- 1.3%
     Coca-Cola Enterprises
       7.875%, 02/01/02                500        506
--------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                 506
--------------------------------------------------------------------------------
   Measuring Devices -- 1.2%
     Honeywell
       6.750%, 03/15/02                500        498
--------------------------------------------------------------------------------
   TOTAL MEASURING DEVICES                        498
--------------------------------------------------------------------------------
   Telephones & Telecommunication -- 2.7%
     AT&T
       7.000%, 05/15/05                500        491
     Worldcom
       7.875%, 05/15/03                600        607
--------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATION         1,098
--------------------------------------------------------------------------------
   TOTAL CORPORATE BONDS (COST $6,068)          6,077
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 7.6%
   FHLB
     7.625%, 05/15/07                  500        516
     7.625%, 05/14/10                  750        776
     7.250%, 05/15/02                  500        503
     7.250%, 05/15/03                  500        504
   FNMA
     7.250%, 01/15/10                  750        756
--------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
     (COST $3,004)                              3,055
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 39.5%
   FHLMC
     7.500%, 06/01/07                  999        998
     7.000%, 12/01/06                  196        192
     7.000%, 06/01/07                  749        740
     7.000%, 12/01/14                  191        187
     7.000%, 04/01/15                  743        754

                                            [Hancock Horizon Funds logo omitted]
                                                       JULY 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
STRATEGIC INCOME BOND FUND (CONCLUDED)
--------------------------------------------------------------------------------
                                 FACE AMOUNT    VALUE
DESCRIPTION                          (000)      (000)
--------------------------------------------------------------------------------
   FNMA
     7.500%, 06/01/07               $1,950    $ 1,930
     7.500%, 04/01/15                  996        997
     7.500%, 06/01/15                2,439      2,444
     7.000%, 12/01/06                  187        188
     7.000%, 06/01/07                  949        981
     7.000%, 12/01/09                  188        186
   GNMA
     8.500%, 06/15/30                1,949      1,993
     8.000%, 12/20/29                  192        195
     8.000%, 06/15/30                1,948      1,967
     7.500%, 08/15/12                  395        405
     7.500%, 09/15/13                  397        403
     7.500%, 10/15/14                  207        206
     7.500%, 06/15/15                  194        196
     7.500%, 12/20/29                  196        194
     7.500%, 06/15/30                  749        744
--------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
     OBLIGATIONS (COST $15,836)                15,900
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 5.2%
   Barclays Capital
     6.410%, dated 07/31/00,
     matures 08/01/00, repurchase
     price $2,096,217
     (collateralized by U.S.
     Treasury Note, total market
     value: $2,138,400) (A)          2,096      2,096
--------------------------------------------------------------------------------
    TOTAL REPURCHASE AGREEMENT (COST $2,096)    2,096
--------------------------------------------------------------------------------
    TOTAL INVESTMENTS -- 98.5% (COST $39,408)  39,650
--------------------------------------------------------------------------------
  OTHER ASSETS AND LIABILITIES, NET -- 1.5%
       Other Assets and Liabilities, Net          604
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                VALUE
DESCRIPTION                                     (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund shares of Trust Class Shares
   (unlimited authorization -- no par
   value) based on 2,650,016 outstanding
   shares of beneficial interest              $39,975
Fund shares of Class A Shares (unlimited
   authorization -- no par value) based
   on 73 outstanding shares of
   beneficial interest                              1
Fund shares of Class C Shares (unlimited
   authorization -- no par value) based
   on 73 outstanding shares of
   beneficial interest                              1
Undistributed net investment income                21
Accumulated net realized gain on investments       14
Net unrealized appreciation on investments        242
--------------------------------------------------------------------------------
   TOTAL NET ASSETS -- 100.0%                 $40,254
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- TRUST CLASS SHARES       $15.19
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A SHARES           $15.19
MAXIMUM OFFERING PRICE PER SHARE --
   CLASS A SHARES ($15.19 / 96.00%)            $15.82
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C SHARES           $15.19
--------------------------------------------------------------------------------
(A) Tri-party repurchase agreement.
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
                                                VALUE
DESCRIPTION                          SHARES     (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 95.8%
   Aerospace & Defense -- 2.6%
     BF Goodrich                     4,300     $  153
     Boeing                          5,760        282
     Northrop Grumman                3,290        234
--------------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                      669
--------------------------------------------------------------------------------
   Air Transportation -- 3.3%
     AMR                             8,300        274
     Delta Air Lines                 5,840        314
     Southwest Airlines             11,100        262
--------------------------------------------------------------------------------
TOTAL AIR TRANSPORTATION                          850
--------------------------------------------------------------------------------
   Apparel/Textiles -- 2.6%
     Jones Apparel Group*            9,616        220
     Liz Claiborne                   7,540        294
     Springs Industries              4,860        157
--------------------------------------------------------------------------------
   TOTAL APPAREL/TEXTILES                         671
--------------------------------------------------------------------------------
   Automotive -- 1.4%
     Ford Motor                      3,600        168
     General Motors                  3,200        182
     Visteon                           471          7
--------------------------------------------------------------------------------
   TOTAL AUTOMOTIVE                               357
--------------------------------------------------------------------------------
   Banks -- 3.0%
     Chase Manhattan                 4,470        222
     Golden West Financial           6,300        290
     Washington Mutual               7,830        252
--------------------------------------------------------------------------------
   TOTAL BANKS                                    764
--------------------------------------------------------------------------------
   Building & Construction-- 3.0%
     Centex                         10,700        256
     Pulte                          10,000        229
     Southdown                       4,500        280
--------------------------------------------------------------------------------
   TOTAL BUILDING & CONSTRUCTION                  765
--------------------------------------------------------------------------------
   Casinos & Hotels -- 1.1%
     Harrah's Entertainment*        11,330        284
--------------------------------------------------------------------------------
   TOTAL CASINOS & HOTELS                         284
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                VALUE
DESCRIPTION                          SHARES     (000)
--------------------------------------------------------------------------------
   Chemicals -- 4.2%
     Albemarle                      13,990        345
     Engelhard                      14,480        262
     Georgia Gulf                   14,530        237
     Praxair                         6,100        241
--------------------------------------------------------------------------------
   TOTAL CHEMICALS                              1,085
--------------------------------------------------------------------------------
   Computer Software -- 0.4%
     Microsoft*                      1,430        100
--------------------------------------------------------------------------------
TOTAL COMPUTER SOFTWARE                           100
--------------------------------------------------------------------------------
   Computers & Services -- 3.1%
     Apple Computer*                 3,480        177
     Cisco Systems*                  2,120        139
     Gateway*                        3,000        166
     Oracle*                         1,900        143
     Symantec*                       3,250        167
--------------------------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                     792
--------------------------------------------------------------------------------
   Containers & Packaging -- 0.9%
     Bemis                           6,660        229
--------------------------------------------------------------------------------
   TOTAL CONTAINERS & PACKAGING                   229
--------------------------------------------------------------------------------
   Diversified Manufacturing-- 1.0%
     Carlisle                        5,380        243
--------------------------------------------------------------------------------
   TOTAL DIVERSIFIED MANUFACTURING                243
--------------------------------------------------------------------------------
   Drugs -- 1.3%
     Ivax*                           4,000        197
     Mylan Laboratories              6,000        128
--------------------------------------------------------------------------------
   TOTAL DRUGS                                    325
--------------------------------------------------------------------------------
   Electrical Utilities -- 7.2%
     Cinergy                        10,190        265
     Consolidated Edison             7,410        225
     DTE Energy                      6,430        202
     Duke Energy                     3,790        234
     Energy East                    10,240        193
     Entergy                         8,770        238
     Pinnacle West Capital           7,130        282
     Southern                        8,560        209
--------------------------------------------------------------------------------
   TOTAL ELECTRICAL UTILITIES                   1,848
--------------------------------------------------------------------------------

                                            [Hancock Horizon Funds logo omitted]
                                                       JULY 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
GROWTH AND INCOME FUND (CONTINUED)
--------------------------------------------------------------------------------
                                                VALUE
     DESCRIPTION                     SHARES     (000)
--------------------------------------------------------------------------------
   Electronic Components & Equipment -- 2.3%
     Arrow Electronics*              5,660     $  187
     Avnet                           3,470        198
     Vishay Intertechnology*         6,740        209
--------------------------------------------------------------------------------
   TOTAL ELECTRONIC COMPONENTS & EQUIPMENT        594
--------------------------------------------------------------------------------
   Financial Services -- 6.7%
     Bear Stearns                    5,870        316
     Citigroup                       5,055        357
     Countrywide Credit              7,280        256
     Lehman Brothers Holdings        2,000        225
     Morgan Stanley Dean Witter      3,040        277
     Stilwell Financial*             6,400        282
--------------------------------------------------------------------------------
TOTAL FINANCIAL SERVICES                        1,713
--------------------------------------------------------------------------------
   Food, Beverage & Tobacco -- 2.8%
     Adolph Coors                    4,230        267
     IBP                            13,760        199
     Suiza Foods*                    5,730        266
--------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                 732
--------------------------------------------------------------------------------
   Gas/Natural Gas -- 1.0%
     Questar                        13,370        261
--------------------------------------------------------------------------------
   TOTAL GAS/NATURAL GAS                          261
--------------------------------------------------------------------------------
   Household Furniture & Fixtures -- 0.8%
     Furniture Brands
       International*               13,050        193
--------------------------------------------------------------------------------
   TOTAL HOUSEHOLD FURNITURE & FIXTURES           193
--------------------------------------------------------------------------------
   Household Products -- 0.7%
     Whirlpool                       3,960        171
--------------------------------------------------------------------------------
TOTAL HOUSEHOLD PRODUCTS                          171
--------------------------------------------------------------------------------
   Insurance -- 6.8%
     Aflac                           1,470         76
     AMBAC Financial Group           4,570        294
     Cigna                           2,530        253
     MGIC Investment                 5,500        312
     Pacificare Health Systems*      4,000        260
     PMI Group                       5,100        319
     UnitedHealth Group              3,000        245
--------------------------------------------------------------------------------
   TOTAL INSURANCE                              1,759
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                VALUE
     DESCRIPTION                     SHARES     (000)
--------------------------------------------------------------------------------
   Machinery -- 1.6%
     Dover                           5,170      $ 237
     Ingersoll-Rand                  4,600        181
--------------------------------------------------------------------------------
   TOTAL MACHINERY                                418
--------------------------------------------------------------------------------
   Medical Products & Services -- 1.6%
     Beckman Coulter                 2,450        163
     Express Scripts*                3,750        241
--------------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES              404
--------------------------------------------------------------------------------
   Metals & Mining -- 1.1%
     Precision Castparts             4,620        295
--------------------------------------------------------------------------------
   TOTAL METALS & MINING                          295
--------------------------------------------------------------------------------
   Miscellaneous Business Services -- 1.6%
     Adobe Systems                   1,370        157
     Manpower                        6,340        245
--------------------------------------------------------------------------------
   TOTAL MISCELLANEOUS BUSINESS SERVICES          402
--------------------------------------------------------------------------------
   Office Furniture & Fixtures -- 1.6%
     Herman Miller                   5,800        182
     Johnson Controls                4,410        229
--------------------------------------------------------------------------------
   TOTAL OFFICE FURNITURE & FIXTURES              411
--------------------------------------------------------------------------------
   Online Services -- 0.5%
     America Online*                 2,440        130
--------------------------------------------------------------------------------
   TOTAL ONLINE SERVICES                          130
--------------------------------------------------------------------------------
   Paper & Paper Products -- 0.8%
     Westvaco                        7,770        213
--------------------------------------------------------------------------------
   TOTAL PAPER & PAPER PRODUCTS                   213
--------------------------------------------------------------------------------
   Petroleum & Fuel Products -- 2.1%
     Apache                          5,710        284
     Noble Affiliates                8,800        264
--------------------------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS                548
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
GROWTH AND INCOME FUND (CONCLUDED)
--------------------------------------------------------------------------------
                                  SHARES/FACE    VALUE
DESCRIPTION                       AMOUNT (000)   (000)
--------------------------------------------------------------------------------
   Petroleum Refining -- 5.7%
     Amerada Hess                    4,270     $  258
     Chevron                         3,320        262
     Coastal                         3,660        211
     Exxon Mobil                     3,640        291
     Tosco                           8,510        226
     Ultramar Diamond Shamrock       9,830        225
--------------------------------------------------------------------------------
   TOTAL PETROLEUM REFINING                     1,473
--------------------------------------------------------------------------------
   Printing & Publishing -- 1.8%
     Knight Ridder                   4,280        223
     RR Donnelley & Sons            11,130        248
--------------------------------------------------------------------------------
TOTAL PRINTING & PUBLISHING                       471
--------------------------------------------------------------------------------
   Professional Services -- 1.0%
     Jacobs Engineering Group*       7,000        250
--------------------------------------------------------------------------------
   TOTAL PROFESSIONAL SERVICES                    250
--------------------------------------------------------------------------------
   Railroads -- 0.0%
     Kansas City Southern Industries 1,600         11
--------------------------------------------------------------------------------
   TOTAL RAILROADS                                 11
--------------------------------------------------------------------------------
   Retail -- 8.1%
     American Eagle Outfitters*     17,130        255
     Barnes & Noble*                12,020        243
     Best Buy*                       4,410        321
     BJ's Wholesale Club*            7,040        211
     Brinker International*          9,000        257
     Home Depot                      6,040        313
     Neiman-Marcus Group*            7,750        256
     Tech Data*                      5,260        234
--------------------------------------------------------------------------------
   TOTAL RETAIL                                 2,090
--------------------------------------------------------------------------------
   Semi-Conductors/Instruments-- 4.1%
     Advanced Micro Devices*         1,860        134
     Altera*                         2,690        264
     Analog Devices*                 1,890        126
     Applied Materials*              2,130        162
     Novellus Systems*               3,600        194
     Parker Hannifin                 4,900        174
--------------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS/INSTRUMENTS            1,054
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                VALUE
     DESCRIPTION                     SHARES     (000)
--------------------------------------------------------------------------------
   Steel & Steel Works -- 1.6%
     Alcan Aluminium Ltd.            6,830      $ 224
     USX-US Steel Group             10,050        180
--------------------------------------------------------------------------------
   TOTAL STEEL & STEEL WORKS                      404
--------------------------------------------------------------------------------
   Telephones & Telecommunication -- 2.7%
     BellSouth                       6,700        267
     Comverse Technology*            1,000         88
     SBC Communications              5,060        215
     Verizon Communications*         2,690        126
--------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATION           696
--------------------------------------------------------------------------------
   Trucking -- 1.8%
     CNF Transportation              8,540        217
     Navistar International*         6,800        243
--------------------------------------------------------------------------------
   TOTAL TRUCKING                                 460
--------------------------------------------------------------------------------
   Wholesale -- 1.9%
     Supervalu                      11,040        195
     Sysco                           7,510        296
--------------------------------------------------------------------------------
   TOTAL WHOLESALE                                491
--------------------------------------------------------------------------------
   TOTAL COMMON STOCKS (COST $24,730)          24,626
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 5.6%
   Barclays Capital
     6.380%, dated 07/31/00, matures
     08/01/00, repurchase price
     $1,435,633 (collateralized by U.S.
     Treasury Notes, total market value:
     $1,487,388) (A)               $ 1,435      1,435
--------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT (COST $1,435)     1,435
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 101.4% (COST $26,165) $26,061
--------------------------------------------------------------------------------
(A) Tri-party repurchase agreement.
* Non-income producing security.
Ltd. -- Limited

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (000)
--------------------------------------------------------------------------------
                                            [Hancock Horizon Funds logo omitted]
                                                       JULY 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                         GROWTH AND INCOME FUND
                                                         ----------------------
ASSETS:
   Investment securities at market value (Cost $26,165)               $26,061
   Cash                                                                   345
   Receivable for investment securities sold                            1,632
   Dividends and interest receivable                                       18
                                                                       ------
     TOTAL ASSETS                                                      28,056
                                                                       ------
LIABILITIES:
   Payable for investment securities purchased                          2,293
   Payable for capital shares redeemed                                     35
   Accrued expenses                                                        19
                                                                       ------
     TOTAL LIABILITIES                                                  2,347
                                                                       ------
NET ASSETS:
   Fund shares of Trust Class Shares
     (unlimited authorization -- no par
     value) based on 1,691,770 outstanding
     shares of beneficial interest                                     25,793
   Fund shares of Class A Shares (unlimited
     authorization -- no par value) based on
     73 outstanding shares of beneficial
     interest                                                               1
   Fund shares of Class C Shares (unlimited
     authorization -- no par value) based on
     73 outstanding shares of beneficial
     interest                                                               1
   Undistributed net investment income                                      5
   Accumulated net realized gain on investments                            13
   Net unrealized depreciation on investments                            (104)
                                                                      -------
     TOTAL NET ASSETS                                                 $25,709
                                                                      -------
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
     SHARE -- TRUST CLASS SHARES                                      $ 15.20
                                                                      =======
   NET ASSET VALUE AND REDEMPTION PRICE PER SHARE --
     CLASS A SHARES                                                   $ 15.19
                                                                      =======
   MAXIMUM OFFERING PRICE PER SHARE -- CLASS A SHARES
     ($15.19 / 94.25%)                                                $ 16.12
                                                                      =======
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
     SHARE-- CLASS C SHARES                                           $ 15.17
                                                                      =======


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (000)
--------------------------------------------------------------------------------

                                           TREASURY     STRATEGIC
                                          SECURITIES     INCOME      GROWTH AND
                                      MONEY MARKET FUND  BOND FUND   INCOME FUND
                                      ----------------- ----------- ------------
                                          05/31/00 (1)  05/31/00(1)  05/31/00(1)
                                          TO 07/31/00   TO 07/31/00  TO 07/31/00
--------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest income                             $2,390       $  404       $   8
   Dividend income                                 --           --          35
                                               ------       ------       -----
   TOTAL INVESTMENT INCOME                      2,390          404          43
                                               ------       ------       -----
EXPENSES:
   Investment advisory fees                       148           34          30
   Less: Investment advisory fees waived          (20)         (12)         (9)
   Administrative fees                             55            8           6
   Custodian fees                                   6            1           1
   Professionalfees                                13            3           2
   Transfer agent fees                              4            4           4
   Printing fees                                    5            1           1
   Registration fees                                2            1           1
   Directors' fees                                  3            1          --
   Shareholder servicing fees --
     Institutional Sweep Class                      6           --          --
   Insurance and other expenses                     6            1           1
                                               ------       ------       -----
   TOTAL EXPENSES                                 228           42          37
                                               ------       ------       -----
     NET INVESTMENT INCOME                      2,162          362           6
                                               ------       ------       -----
   Net realized gain from security
     transactions                                  --           14          13
   Net change in unrealized appreciation
     (depreciation) on investments                 --          242        (104)
                                               ------       ------       -----
   NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS                                --          256         (91)
                                               ------       ------       -----
   INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                 $2,162       $  618       $ (85)
                                               ======       ======       =====



 (1) Commenced operations on May 31, 2000.
 Amounts designated as "--" are either $0 or have been rounded to $0.
    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
                                            [Hancock Horizon Funds logo omitted]
                                                       JULY 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       TREASURY SECURITIES  STRATEGIC INCOME    GROWTH AND
                                                        MONEY MARKET FUND       BOND FUND       INCOME FUND
                                                       -------------------  ----------------    -----------
                                                          05/31/00(1)         05/31/00(1)       05/31/00(1)
                                                          TO 07/31/00         TO 07/31/00       TO 07/31/00
------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net investment income                                   $  2,162              $   362            $     6
   Net realized gain from security transactions                  --                   14                 13
   Net change in unrealized appreciation
     (depreciation) on investments                               --                  242               (104)
                                                           --------              -------            -------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS                                          2,162                  618                (85)
                                                           --------              -------            -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
     Trust Class Shares                                      (1,861)                (341)                (1)
     Institutional Sweep Class Shares                          (301)                  --                 --
     Class A Shares                                              --                   --                 --
     Class C Shares                                              --                   --                 --
                                                           --------              -------            -------
    TOTAL DISTRIBUTIONS                                      (2,162)                (341)                (1)
                                                           --------              -------            -------
CAPITAL SHARE TRANSACTIONS (2):
     Trust Class Shares:
       Shares issued                                        226,273               40,138             25,840
       Shares redeemed                                      (32,899)                (163)               (47)
                                                           --------              -------            -------
     TOTAL TRUST CLASS SHARES TRANSACTIONS                  193,374               39,975             25,793
                                                           --------              -------            -------
     Institutional Sweep Class Shares:
       Shares issued                                        110,403                   --                 --
       Shares redeemed                                      (69,603)                  --                 --
                                                           --------              -------            -------
     TOTALINSTITUTIONAL SWEEP CLASS SHARES
       TRANSACTIONS                                          40,800                   --                 --
                                                           --------              -------            -------
     Class A Shares:
       Shares issued                                              1                    1                  1
                                                           --------              -------            -------
     TOTAL CLASS A SHARES TRANSACTIONS                            1                    1                  1
                                                           --------              -------              -----
     Class C Shares:
       Shares issued                                             --                    1                  1
                                                           --------              -------            -------
     TOTAL CLASS C SHARES TRANSACTIONS                           --                    1                  1
                                                           --------              -------            -------
     TOTAL INCREASE IN NET ASSETS FROM CAPITAL SHARE
       TRANSACTIONS                                         234,175               39,977             25,795
                                                           --------              -------            -------
               TOTAL INCREASE IN NET ASSETS                 234,175               40,254             25,709
                                                           --------              -------            -------
NET ASSETS:
   Beginning of period                                           --                   --                 --
                                                           --------              -------            -------
   End of period                                           $234,175              $40,254            $25,709
                                                           ========              =======            =======

(1) Commencement of operations.
(2) For capital share transactions, see footnote 5 in the Notes to Financial Statements.
Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.
                                        9

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
FOR THE PERIOD ENDED JULY 31, 2000 (UNAUDITED)




                                  NET ASSET                   NET REALIZED    DISTRIBUTIONS  DISTRIBUTIONS  NET ASSET
                                   VALUE,          NET       AND UNREALIZED     FROM NET         FROM        VALUE,
                                  BEGINNING    INVESTMENT    GAINS (LOSSES)    INVESTMENT      REALIZED      END OF       TOTAL
                                  OF PERIOD   INCOME (LOSS)  ON INVESTMENTS      INCOME          GAINS       PERIOD      RETURN+
--------------------------------------------------------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2000 (1)                             $ 1.00       $ 0.01           $  --         $(0.01)         $ --       $ 1.00        0.98%
INSTITUTIONAL SWEEP CLASS SHARES
2000 (1)                             $ 1.00       $ 0.01           $  --         $(0.01)         $ --       $ 1.00        0.94%
CLASS A SHARES
2000 (1)                             $ 1.00       $ 0.01           $  --         $(0.01)         $ --       $ 1.00        0.91%
--------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2000 (1)                             $15.00       $ 0.15           $0.18         $(0.14)         $ --       $15.19        2.19%
CLASS A SHARES
2000 (1)                             $15.00       $ 0.16           $0.16         $(0.13)         $ --       $15.19        2.15%
CLASS C SHARES
2000 (1)                             $15.00       $ 0.14           $0.16         $(0.11)         $ --       $15.19        2.03%
--------------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2000 (1)                             $15.00       $   --           $0.20         $   --          $ --       $15.20        1.34%
CLASS A SHARES
2000 (1)                             $15.00       $   --           $0.19         $   --          $ --       $15.19        1.27%
CLASS C SHARES
2000 (1)                             $15.00       $(0.02)          $0.19         $   --          $ --       $15.17        1.13%


 +   Return is for the period indicated and has not been annualized.
(1)  Commenced operations on May 31, 2000. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.
                                       10

                                            [Hancock Horizon Funds logo omitted]
                                                       JULY 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                         RATIO OF
                                                                                       RATIO OF       NET INVESTMENT
                                                                     RATIO OF        EXPENSES TO       INCOME (LOSS)
                                                     RATIO OF      NET INVESTMENT      AVERAGE          TO AVERAGE
                                    NET ASSETS,     EXPENSES TO     INCOME (LOSS)     NET ASSETS         NET ASSETS      PORTFOLIO
                                      END OF          AVERAGE        TO AVERAGE       (EXCLUDING         (EXCLUDING      TURNOVER
                                   PERIOD (000)     NET ASSETS       NET ASSETS        WAIVERS)           WAIVERS)         RATE
----------------------------------------------------------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2000 (1)                            $193,374           0.58%             5.95%           0.66%              5.87%          N/A
INSTITUTIONAL SWEEP CLASS SHARES
2000 (1)                            $ 40,800           0.83%             5.70%           0.91%              5.62%          N/A
CLASS A SHARES
2000 (1)                            $      1           1.08%             5.43%           1.16%              5.35%          N/A
----------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME BOND FUND
----------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2000 (1)                            $ 40,252           0.75%             6.41%           0.96%              6.20%           16%
CLASS A SHARES
2000 (1)                            $      1           1.00%             6.48%           1.15%              6.33%           16%
CLASS C SHARES
2000 (1)                            $      1           1.75%             5.73%           2.74%              4.74%           16%
----------------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2000 (1)                            $ 25,707           1.00%             0.15%           1.23%             (0.08)%          10%
CLASS A SHARES
2000 (1)                            $      1           1.25%             0.02%           1.50%             (0.23)%          10%
CLASS C SHARES
2000 (1)                            $      1           2.00%            (0.73)%          2.49%             (1.22)%          10%




    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

The Arbor Fund ("the Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992 and had no operations through February 1, 1993 other than those related to organizational matters and the sale of initial shares to SEI Investments Mutual Funds Services (the "Administrator") on October 9, 1992. SEI Investments Management Corporation ("SEI Investments"), a wholly owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management company. The financial statements included herein relate to the Trust's Hancock Horizon Family of Funds. The Hancock Horizon Family of Funds includes the Treasury Securities Money Market Fund, the Tax Exempt Money Market Fund, the Strategic Income Bond Fund, and the Growth and Income Fund (each a "Fund" and collectively the "Funds"). As of July 31, 2000, the Tax Exempt Money Market Fund had not commenced operations. The financial statements of the remaining portfolios of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies consistently followed by the Funds.

SECURITY VALUATION - Investments in equity securities that are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price, if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Board of Trustees. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less until maturity may be valued at their amortized cost.

     Investment securities held by the Treasury Securities Money Market Fund are stated at amortized cost which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

FEDERAL INCOME TAXES - It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Purchase discounts and premiums on securities held by the Strategic Income Bond Fund are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

                                            [Hancock Horizon Funds logo omitted]
                                                       JULY 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - The Funds invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization and/or retention of the collateral by the Funds may be delayed or limited.

EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets. The Institutional Sweep Class Shares, Class A Shares and Class C Shares each bear a specific 12b-1 or Shareholder Servicing Fee (see Note 3 for more information).

CLASSES OF SHARES - Class specific expenses are borne by that class. Income, expenses and realized and unrealized gains and losses are allocated to the respective classes on the basis of their relative daily net assets.

NET ASSET VALUE PER SHARE - The net asset value per share of each Fund is calculated each business day. In general, it is computed by dividing the assets of each Fund, less its liabilities, by the number of outstanding shares of the Fund.

DISTRIBUTIONS - Distributions from net investment income are declared daily and paid monthly for the Treasury Securities Money Market Fund, declared and paid monthly for the Strategic Income Bond Fund, and declared and paid quarterly for the Growth and Income Fund. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

     The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital in the period the difference arises.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY, ADMINISTRATION, TRANSFER AGENT, CUSTODIAN, AND DISTRIBUTION AGREEMENTS:

Hancock Bank (the "Adviser") serves as Investment Adviser to each Fund pursuant to an investment advisory agreement dated May 31, 2000 (the "Advisory Agreement") with the Trust. For its services, the Adviser is entitled to a fee, that is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund. The Adviser receives 0.40% of the average daily net assets of the Treasury Securities Money Market Fund, 0.60% of the average daily net assets of the Strategic Income Bond Fund, and 0.80% of the average daily net assets of the Growth and Income Fund. The Adviser has contractually agreed to waive all or a portion of its fee so that the total annual expenses of each Fund will not exceed those stated in the Fund's prospectus. The contractual agreement is in place for a period of one year, ending on May 31, 2001.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

     The Trust and the Administrator have entered into an Administration Agreement. Under the terms of the Administration Agreement, the Administrator is entitled to a fee calculated daily and paid monthly (expressed as a percentage of the combined average daily net assets of the Trust) of: 0.15% up to $100 million, 0.125% on the next $250 million, 0.10% on the next $400 million and 0.08% for assets over $750 million, subject to certain minimum fee levels.
     Hancock Bank serves as the transfer agent and dividend disbursing agent for the Funds. For providing these services, Hancock Bank is paid an annual fee payable from the Funds' assets of $5,000 per class of each Fund.
     Hancock Bank serves as custodian to the Funds, and for such services is paid an annual fee payable from the Funds' assets of 0.03% of each Fund's average daily net assets.
     The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company, have entered into a Distribution Agreement. The Class A Shares of the Treasury Securities Money Market Fund and the Class C Shares of the Strategic Income Bond Fund and Growth and Income Fund have a distribution plan, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. As provided in the Distribution Agreement and the distribution plan, the Trust will pay a fee, at an annual rate of 0.25% of the average daily net assets attributable to Class A Shares of the Treasury Securities Money Market Fund and 0.75% of the average daily net assets attributable to Class C Shares of the Strategic Income Bond Fund and Growth and Income Fund. To the extent that the applicable shares are held through Hancock Bank or any of its affiliates providing custodian, brokerage or investment-related services, including Hancock Investment Securities, Inc., those entities may receive the distribution and servicing fees, payable from the Funds' assets, applicable to that class of shares.
     The Distributor and the Trust have adopted a shareholder servicing plan pursuant to which a shareholder servicing fee of 0.25% attributable to the average daily net assets of Class A and Institutional Sweep Class Shares of the Treasury Securities Money Market Fund and 0.25% of the average daily net assets of Class A and Class C Shares of the Strategic Income Bond Fund and Growth and Income Fund. To the extent that the applicable shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including Hancock Investment Services, Inc., those entities may receive shareholder servicing fees, payable from the Funds' assets, applicable to that class of shares

4. TRANSACTIONS WITH AFFILIATES:

     Certain officers and a trustee of the Trust are also officers of the Administrator and/or Distributor. Such officers are paid no fees by the Trust for serving in their respective roles.
     The Funds have entered into agreements with the Distributor to act as an agent in placing repurchase agreements for the Funds. For its services, the Distributor received $18,817 for the period ended July 31, 2000.

                                            [Hancock Horizon Funds logo omitted]
                                                       JULY 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

5. CAPITAL SHARES TRANSACTIONS:

Capital share transactions for the funds were as follows (000):

                         TREASURY    STRATEGIC    GROWTH
                        SECURITIES    INCOME        AND
                       MONEY MARKET    BOND       INCOME
                           FUND        FUND        FUND
                       ------------ ----------- -----------
                        05/31/00(1) 05/31/00(1) 05/31/00(1)
                            TO          TO          TO
                         07/31/00    07/31/00    07/31/00
                       ----------- ----------- -----------
Trust Class Shares:
  Shares Issued         226,273       2,661         1,695
  Shares Redeemed       (32,899)        (11)           (3)
                       --------      ------        ------
Total Trust Class
  Shares Transactions   193,374       2,650         1,692
                       --------      ------        ------
Institutional Sweep
 Class Shares:
  Shares Issued         110,403          --            --
  Shares Redeemed       (69,603)         --            --
                       --------      ------        ------
Total Institutional Sweep
  Class Shares
  Transactions           40,800          --            --
                       --------      ------        ------
Class A Shares:
  Shares Issued               1          --            --
                       --------      ------        ------
Total Class A Shares
 Transactions                 1          --            --
                       --------      ------        ------
Class C Shares:
     Shares Issued           --          --            --
                       --------      ------        ------
TOTAL CLASS C SHARES
 TRANSACTIONS                --          --            --
                       --------      ------        ------
Net Change in Capital
 Shares                 234,175       2,650         1,692
                       ========      ======        ======

(1) Commencement of operations.

Amounts designated as "--" are either 0 or have been rounded to 0.

6. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments, during the period ended July 31, 2000 were as follows:

                   U.S. GOVERNMENT    OTHER INVESTMENT
                     SECURITIES          SECURITIES
                   ---------------    -----------------
                   PURCHASES  SALES   PURCHASES   SALES
                     (000)    (000)     (000)     (000)
                   ---------  -----   ---------   -----
Strategic Income
   Bond Fund        $29,150   $5,210    $ 9,416  $   --
Growth and
   Income Fund           --       --     27,408   2,347

At July 31, 2000, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investment securities at July 31, 2000 is as follows:

                                                 NET
                                             UNREALIZED
                  APPRECIATED  DEPRECIATED  APPRECIATION
                  SECURITIES   SECURITIES  (DEPRECIATION)
                     (000)        (000)         (000)
                  -----------  ----------- --------------
Strategic Income
  Bond Fund        $  321      $   (79)       $ 242
Growth and
  Income Fund       1,203       (1,307)        (104)

7. IN-KIND TRANSFERS OF SECURITIES

During the period ended July 31,2000, the Strategic Income Bond Fund and the Growth and Income Fund issued 272,723 and 325,079 shares respectively, of beneficial interest in exchange for securities from an account managed by Hancock Bank valued at $4,171,002 and $5,019,003, respectively.

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

                               [graphic omitted]

                               INVESTMENT ADVISER
                                  Hancock Bank
                                One Hancock Plaza
                                  P.O. Box 4019
                           Gulfport, Mississippi 39502

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                                  LEGAL COUNSEL
                           Morgan, Lewis & Bockius LLP

                        THIS MATERIAL MUST BE PRECEDED OR
                      ACCOMPANIED BY A CURRENT PROSPECTUS.

THE HANCOCK HORIZON FUNDS:
O NOT FDIC INSURED
O NO BANK GUARANTEE
O MAY LOSE VALUE

                      [Hancock Horizon Funds logo omitted]

                FOR MORE INFORMATION CALL 1.800.522.6542 EXT.4400

                               WWW.HANCOCKBANK.COM